Other Liabilities And Provisions (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Offshore Facility [Member]
Other Liabilities And Provisions [Line Items]
Length of Lease Extension	1 year
Number Of One-Year Term Lease Extensions	12
Lease Expiration Date	Dec. 31, 2021
Bow Office Building [Member]
Other Liabilities And Provisions [Line Items]
Term Of Lease Agreement In Years	25 years	25 years